Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of capital lease commitments for revenue equipment
	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2021	$56,288	$51,135
2022	29,815	27,989
Thereafter	-	-
Total	86,103	79,124

Less: amount representing interest	(6,979)	-

Present value of minimum lease payments	$79,124	$79,124

Less: current maturities		(51,135)

Capital lease obligations, long-term		$27,989

Schedule of revenue equipment under capital lease
Name of institution	Maturities	Interest rate	Carrying amount of pledged revenue equipment as of December 31, 2020	Carrying amount of pledged revenue equipment as of December 31, 2019
China KangFu International Leasing CO., LTD.	From December 3, 2020 to December 12, 2022	11.8%	$53,500	$-
ShanDong HOWO Auto Finance Co., Ltd.	From June 20, 2019 to May 15, 2021	3.4%	95,833	114,230
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd.	From September 30, 2018 to September 10, 2020	11.1%	-	57,973
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd.	From July 20, 2018 to July 10, 2020	11.1%	-	27,181
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd.	From May 23, 2018 to May 20, 2021	7.6%	-	594,314
Shanghai Chengtai Finance Leasing Co., Ltd.	From December 28, 2017 to December 29, 2020	7.5%	-	44,715
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd.	From May 10, 2017 to June 20, 2020	10.5%	-	51,966
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd.	From February 27, 2017 to March 20, 2020	10.5%	-	97,261
			$149,333	$987,640

Schedule of future minimum lease payments under the non-cancellable operating lease
12 months ending December 31,
2021	467,207
2022	109,762
2023	97,566
Future minimum operating lease payments	$674,535